Derivatives (Summary of Notional Amounts of Over-the-counter Derivatives and Exchange-traded Derivatives Based on Their Contractual Terms to Maturity) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Notional amount	$ 25,783,596	$ 23,423,169
Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	25,783,596	23,423,169
Not later than one year [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	11,626,577
Later than one year and not later than five years [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	10,085,650
Later than five years [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	4,071,369
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	21,393,647	19,233,076
Interest rate contracts [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	21,393,647	19,233,076
Interest rate contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	761,112	1,377,932
Interest rate contracts [member] | Futures contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	761,112	1,377,932
Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	574,289	628,416
Interest rate contracts [member] | Forward rate agreement [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	574,289	628,416
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	19,839,245	16,974,557
Interest rate contracts [member] | Swaps [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	19,839,245	16,974,557
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	99,490	111,734
Interest rate contracts [member] | Options written [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	99,490	111,734
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	119,511	140,437
Interest rate contracts [member] | Options purchased [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	119,511	140,437
Interest rate contracts [member] | Not later than one year [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	8,666,118
Interest rate contracts [member] | Not later than one year [member] | Futures contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	639,609
Interest rate contracts [member] | Not later than one year [member] | Forward rate agreement [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	550,518
Interest rate contracts [member] | Not later than one year [member] | Swaps [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	7,354,061
Interest rate contracts [member] | Not later than one year [member] | Options written [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	59,930
Interest rate contracts [member] | Not later than one year [member] | Options purchased [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	62,000
Interest rate contracts [member] | Later than one year and not later than five years [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	9,055,719
Interest rate contracts [member] | Later than one year and not later than five years [member] | Futures contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	121,503
Interest rate contracts [member] | Later than one year and not later than five years [member] | Forward rate agreement [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	18,386
Interest rate contracts [member] | Later than one year and not later than five years [member] | Swaps [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	8,828,049
Interest rate contracts [member] | Later than one year and not later than five years [member] | Options written [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	35,462
Interest rate contracts [member] | Later than one year and not later than five years [member] | Options purchased [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	52,319
Interest rate contracts [member] | Later than five years [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	3,671,810
Interest rate contracts [member] | Later than five years [member] | Futures contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	0
Interest rate contracts [member] | Later than five years [member] | Forward rate agreement [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	5,385
Interest rate contracts [member] | Later than five years [member] | Swaps [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	3,657,135
Interest rate contracts [member] | Later than five years [member] | Options written [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	4,098
Interest rate contracts [member] | Later than five years [member] | Options purchased [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	5,192
Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	3,848,929	3,789,967
Foreign exchange contracts [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	3,848,929	3,789,967
Foreign exchange contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Foreign exchange contracts [member] | Futures contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Foreign exchange contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	380,615	231,601
Foreign exchange contracts [member] | Forward contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	380,615	231,601
Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,692,601	2,021,332
Foreign exchange contracts [member] | Swaps [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	1,692,601	2,021,332
Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,669,577	1,448,859
Foreign exchange contracts [member] | Cross-currency interest rate swaps [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	1,669,577	1,448,859
Foreign exchange contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	56,777	51,216
Foreign exchange contracts [member] | Options written [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	56,777	51,216
Foreign exchange contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	49,359	36,959
Foreign exchange contracts [member] | Options purchased [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	49,359	36,959
Foreign exchange contracts [member] | Not later than one year [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	2,529,272
Foreign exchange contracts [member] | Not later than one year [member] | Futures contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	0
Foreign exchange contracts [member] | Not later than one year [member] | Forward contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	363,791
Foreign exchange contracts [member] | Not later than one year [member] | Swaps [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	1,649,432
Foreign exchange contracts [member] | Not later than one year [member] | Cross-currency interest rate swaps [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	419,447
Foreign exchange contracts [member] | Not later than one year [member] | Options written [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	52,418
Foreign exchange contracts [member] | Not later than one year [member] | Options purchased [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	44,184
Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	929,253
Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Futures contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	0
Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Forward contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	14,994
Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Swaps [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	40,989
Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Cross-currency interest rate swaps [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	863,763
Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Options written [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	4,354
Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Options purchased [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	5,153
Foreign exchange contracts [member] | Later than five years [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	390,404
Foreign exchange contracts [member] | Later than five years [member] | Futures contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	0
Foreign exchange contracts [member] | Later than five years [member] | Forward contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	1,830
Foreign exchange contracts [member] | Later than five years [member] | Swaps [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	2,180
Foreign exchange contracts [member] | Later than five years [member] | Cross-currency interest rate swaps [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	386,367
Foreign exchange contracts [member] | Later than five years [member] | Options written [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	5
Foreign exchange contracts [member] | Later than five years [member] | Options purchased [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	22
Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	17,397	14,691
Credit Derivative Contracts [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	17,397	14,691
Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	15,504	12,156
Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	15,504	12,156
Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	1,893	2,535
Credit Derivative Contracts [member] | Credit default swap-protection sold [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	1,893	2,535
Credit Derivative Contracts [member] | Not later than one year [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	2,106
Credit Derivative Contracts [member] | Not later than one year [member] | Credit default swaps-protection purchased [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	1,675
Credit Derivative Contracts [member] | Not later than one year [member] | Credit default swap-protection sold [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	431
Credit Derivative Contracts [member] | Later than one year and not later than five years [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	8,187
Credit Derivative Contracts [member] | Later than one year and not later than five years [member] | Credit default swaps-protection purchased [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	7,406
Credit Derivative Contracts [member] | Later than one year and not later than five years [member] | Credit default swap-protection sold [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	781
Credit Derivative Contracts [member] | Later than five years [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	7,104
Credit Derivative Contracts [member] | Later than five years [member] | Credit default swaps-protection purchased [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	6,423
Credit Derivative Contracts [member] | Later than five years [member] | Credit default swap-protection sold [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	681
Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	523,623	385,435
Other contracts [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	523,623	385,435
Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	278,028	221,265
Other contracts [member] | Equity contracts [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	278,028	221,265
Other contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	245,595	164,170
Other contracts [member] | Commodity contracts [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	245,595	$ 164,170
Other contracts [member] | Not later than one year [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	429,081
Other contracts [member] | Not later than one year [member] | Equity contracts [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	209,083
Other contracts [member] | Not later than one year [member] | Commodity contracts [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	219,998
Other contracts [member] | Later than one year and not later than five years [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	92,491
Other contracts [member] | Later than one year and not later than five years [member] | Equity contracts [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	67,387
Other contracts [member] | Later than one year and not later than five years [member] | Commodity contracts [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	25,104
Other contracts [member] | Later than five years [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	2,051
Other contracts [member] | Later than five years [member] | Equity contracts [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	1,558
Other contracts [member] | Later than five years [member] | Commodity contracts [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	$ 493